SUBSEQUENT EVENTS (Details Narrative) - Securities Purchase Agreement [Member] - USD ($) $ / shares in Units, $ in Millions	Jul. 19, 2021	Jan. 20, 2021
Investor [Member]
Subsequent Event [Line Items]
Shares issued price per share		$ 2.70
Warrants to purchase common stock		1,727,565
Investor [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Number of shares issuance of sales		3,455,130
Shares issued price per share		$ 2.15
Proceeds from sale of common shares		$ 6.6
Investor [Member] | Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issuance of sales	2,178,120
Shares issued price per share	$ 1.82
Proceeds from sale of common shares	$ 3.4
Placement Agent [Member]
Subsequent Event [Line Items]
Shares issued price per share		$ 276,410
Warrants to purchase common stock		2.70
Placement Agent [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants to purchase common stock	174,249
Warrants purchase price per share	$ 1.82